Summary of Significant Accounting Policies - Net Income (Loss) Per Shares (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 22, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 05, 2021
Summary of Significant Accounting Policies
Net loss from inception to IPO date		$ (85,612)
Net income from IPO date to year-end (total loss from inception to 12/31) less the loss from inception to IPO)		446,671
Net income (loss)		361,059	$ (776,129)
Accretion of temporary equity to redemption value		(6,793,210)	(308,687)
Net income (loss) including accretion of temporary equity to redemption value		$ 6,432,151	$ 1,084,816
Basic and diluted net income per share:
Total number of shares		2,000,000	2,000,000
Numerator:
Plus: Accretion applicable to the redeemable class	$ 6,793,210
Denominator:
Weighted average ordinary shares outstanding, diluted			4,795,078
Public Shares
Basic and diluted net income per share:
Total number of shares		8,000,000	4,795,078
Ownership percentage		80.00%	71.00%
Numerator:
Allocation of net income - IPO date to year end (allocated based on ownership percentage)		$ (357,337)
Total net income allocation		357,337
Net income (loss) including accretion of temporary equity to redemption value		(5,434,568)	$ (765,521)
Plus: Accretion applicable to the redeemable class		6,793,210	308,687
Allocation of net income (loss)		$ 1,715,979	$ (456,834)
Denominator:
Weighted average ordinary shares outstanding, basic		4,527,778	4,795,078
Weighted average ordinary shares outstanding, diluted		4,527,778
Basic net income (loss) per ordinary share		$ 0.38	$ (0.10)
Diluted net income (loss) per ordinary share		$ 0.38	$ (0.10)
Founder shares
Basic and diluted net income per share:
Total number of shares		2,000,000	2,000,000	2,000,000
Ownership percentage		20.00%	29.00%
Numerator:
Allocation of net loss - inception to IPO date		$ (85,612)
Allocation of net income - IPO date to year end (allocated based on ownership percentage)		(89,334)
Total net income allocation		3,722
Net income (loss) including accretion of temporary equity to redemption value		(1,358,642)	$ (319,295)
Allocation of net income (loss)		$ (1,354,920)	$ (319,295)
Denominator:
Weighted average ordinary shares outstanding, basic		1,868,056	2,000,000
Weighted average ordinary shares outstanding, diluted		1,868,056	2,000,000
Basic net income (loss) per ordinary share		$ (0.73)	$ (0.16)
Diluted net income (loss) per ordinary share		$ (0.73)	$ (0.16)